Revenues from Contracts with Customers - Contract Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract assets, net of current expected credit losses	$ 104	$ 48
Change in Contract with Customer, Liability [Roll Forward]
Deferred revenue, beginning of period	0
Cash received but not yet recognized in revenue	35
Revenue recognized from prior period deferral	0
Deferred revenue, end of period	$ 35